Derivatives (Details Textual) (USD $)	1 Months Ended			6 Months Ended	12 Months Ended
	Dec. 19, 2012	Dec. 27, 2012	Jan. 31, 2012	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative (Textual)
Description of risk free interest rate determination					Risk-free interest rate was determined by management using the average of 5 and 7 year and the 3-month Treasury Bill as of the respective measurement date.
Expected dividend yield
Description of probability of stock offering					Probability of a stock offering is 25% for each quarter of the next five years.
Range of percentage of existing shares offered	35.00%	35.00%	35.00%		35.00%	35.00%
Series E Preferred Stock [Member]
Derivative (Textual)
Exercise price of warrant	$ 0.26